Other Financial Data - Summary of Components of Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Financial Data [Abstract]
Deferred project costs	$ 39	$ 53
Prepaid expenses	66	57
Commissions receivable	148	32
Other	49	21
Total	$ 302	$ 163